Issued Capital and Preference Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Jul. 13, 2017 CNY (¥) shares	Jul. 13, 2017 USD ($) $ / shares shares	Jun. 29, 2016 CNY (¥) shares	Jun. 29, 2016 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2016 $ / shares shares	Jul. 04, 2006 $ / shares shares
Disclosure of classes of share capital [Line Items]
Dividend paid per share | $ / shares		$ 0.90		$ 0.85		$ 0.90		$ 0.85	$ 1.10
Dividend paid in form of cash		$ 34,700		$ 17,800	¥ 235,947	$ 37,278	¥ 118,193
Dividend paid in form of shares | shares	99,790	99,790	1,413,760	1,413,760
Weighted average trading price per share | $ / shares		$ 19.0329		$ 11.0227
Total value of dividend paid in shares	¥ 12,897	$ 2,038	¥ 103,356		¥ 12,897	$ 2,038	¥ 103,356
Number of shares issued upon exercise of share options					46,400	46,400
Equity Incentive Plan [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued upon exercise of share options					46,400	46,400
Ordinary shares [Member]
Disclosure of classes of share capital [Line Items]
Issue price per share | $ / shares						$ 0.1				$ 0.1
Ordinary shares [Member] | HL Global Enterprises Limited [Member]
Disclosure of classes of share capital [Line Items]
NCCPS issued | shares								2,899		2,899
Ordinary shares [Member] | Bottom of range [Member]
Disclosure of classes of share capital [Line Items]
Number of special share shall cease to carry any rights in event by HLA | shares					7,290,000	7,290,000
Preference share (Note 24) [Member] | HL Global Enterprises Limited [Member]
Disclosure of classes of share capital [Line Items]
NCCPS issued | shares											197,141,190
Issue price per share | $ / shares								$ 0.02			$ 0.02
Number of shares converted to ordinary shares in subsidiaries capital | shares					197,011,794	197,011,794	28,998
Issue price per share | $ / shares										$ 0.02
NCCPS conversion ratio							10.00%